Contents of Significant Accounts - Short-Term Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 13,530,000	$ 441,868	$ 0
Interest rates applied			0.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	1.69%	1.69%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	2.65%	2.65%
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 13,530,000		$ 0